Document and Entity Information	Sep. 28, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2015
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Sep. 28, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	Jul. 01, 2015
Eaton Vance Global Natural Resources Fund | Class A
Risk/Return:
Trading Symbol	ENRAX
Eaton Vance Global Natural Resources Fund | Class I
Risk/Return:
Trading Symbol	ENRIX